Commitments, Contingencies and Guarantees - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 GBP (£)
Loss Contingencies [Line Items]
Non cancelable agreements expenses	$ 38.4	$ 25.8
Guarantor obligations, maximum exposure, undiscounted	$ 331.1	0.0
Guarantor Obligations, Liquidation Proceeds, Percentage	5.10%
Maximum potential exposure	$ 26.5		£ 20.0
Payment Guarantee [Member]
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	1,119.1	671.8
Financial Guarantee [Member]
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	0.0	129.2
Card Scheme Guarantee [Member]
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 20.0	$ 10.0